Basis of preparation - Reconciliation of Lease Liabilities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Short-term leases	kr 201
Leases of low value assets	63
Lease liability recognised on transition	3,824
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating lease commitment as disclosed in the Group's 2018 consolidated financial statements	4,896
Short-term leases	(142)
Leases of low value assets	(43)
Service commitments excluded	(220)
Other	(31)
Lease liability on transition (undiscounted)	kr 4,460
Discounted using the Group's incremental borrowing rate at 1 January 2019		2.95%